DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
DESCRIPTION OF PLAN [Abstract]
DESCRIPTION OF PLAN
NOTE A – DESCRIPTION OF PLAN

The following brief description of The Bank of Greene County Employees' Savings & Profit Sharing Plan and Trust (the Plan) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General
The Plan is a defined contribution plan covering eligible employees of The Bank of Greene County (the Company or the Sponsor). Employees who complete three months of service and perform a minimum of 250 hours of service are eligible to participate in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Contributions
Each year participants may contribute up to 50% of pre-tax and post-tax annual compensation, as defined in the Plan, up to the maximum allowable under the Internal Revenue Code (IRC). The post-tax contributions are deferrals to Roth accounts. Participants who are age 50 or older may elect to defer additional amounts called “catch-up” contributions. Rollover and transfer contributions from another qualified retirement plan or special individual retirement plan are permitted.

Participants direct the investment of their contributions into various investment options offered by the Plan.

The Plan includes an automatic enrollment feature known as a qualified automatic contribution arrangement ("QACA"). Under the QACA provisions of the Plan, if a participant does not complete and return a salary deferral agreement, then the Company will automatically withhold a portion of the participant's eligible compensation from each payroll period and contribute that amount to the Plan as a Regular 401(k) deferral.

The percentage of compensation is set forth in the table below and is based on the Plan Year in which automatic deferrals first apply to the participant:

Plan Year	Automatic Deferral Percentage
Year 1	3%
Year 2	4%
Year 3	5%
Year 4 and thereafter	6%

Matching contributions made by the Sponsor to the Plan are calculated as 100% of each participant’s contributions up to 3% of compensation plus 50% of the next 3% of compensation for a total matching contribution of up to 4.5% of compensation as defined by the Plan. Contributions are subject to certain limitations.

Participant Accounts and Investment Options
Participants direct the investment of their contributions into various options offered by the Plan. Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s matching contributions, and (b) Plan earnings (losses), and is charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants may direct the investment of their account balances into various investment options offered by the Plan. Currently, the Plan offers mutual funds, money market funds, self-directed brokerage accounts, common collective trust fund and the Sponsor’s stock as investment options for participants. Participants may change their investment options to prospectively increase or decrease the amount of their elective deferrals at such times established by the Plan administrator in a uniform and nondiscriminatory manner.
Vesting
Participants are immediately vested in their contributions plus actual earnings (losses) thereon. Vesting in the Company’s contribution portion of their accounts is based on continuous service. Safe harbor matching contributions made to the Plan are 100% vested upon the completion of two years of employment. Non-safe harbor matching contributions are 100% vested upon the completion of six years of continuous employment.

Payment of Benefits
Benefit payments to participants are recorded upon distribution. Upon termination of service, disability, death or retirement, participants will receive an amount equal to the value of their accounts in a single lump-sum payment, or in partial payments or systematic installment payments.

Administrative Expenses
The Plan permits the payment of Plan expenses to be made from the Plan’s assets. These expenses are allocated proportionately based on the value of the account balances of each participant in the Plan. Loan fees are paid by the borrower. Administrative expenses may also be made from forfeitures by non-vested participants and by the Sponsor. The payment of expenses by the Sponsor is not mandated by the Plan and is done so at the discretion of the Sponsor.

Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance. Note terms range from 1-5 years; longer terms are available if used for the purchase of a primary residence. The notes are collateralized by the balance in the participant’s account and bear interest at prime rate plus 1% as of the loan origination date. Processing fees for new notes and annual maintenance fees on outstanding notes are charged to the participant’s account. The interest rate was between 4.25% and 9.50% on loans outstanding for the year ended December 31, 2025 and 2024. Principal and interest are paid ratably through biweekly payroll deductions.

Forfeitures
Forfeitures by non-vested participants are generally used to reduce administrative fees or reduce employer matching contributions. Forfeited balances at December 31, 2025 were $1,204 and at December 31, 2024 were $6,489. Further, forfeitures used to reduce employer matching contributions were $14,500 during 2025 and were $28,000 during 2024.